Variable Interest Entity	3 Months Ended
Mar. 31, 2013
Variable Interest Entity [Abstract]
Variable Interest Entity
Variable Interest Entity
On December 17, 2012, we sold certain non-strategic and legacy assets and liabilities, focused on geographies and certain customers in Southeast and Eastern Europe, to Starcapital, a Cyprus company owned by local, non-executive management of Velti. As a result of the divestment, approximately 75 of our employees transferred to Starcapital or its subsidiaries. The divested assets are characterized by long revenue collection cycles, are located in troubled economies, and have heavy capital expenditure requirements. We recorded a loss of $10.5 million on the sale of these assets. in the second half of 2012.
The consideration for the sale of assets was a $23.5 million non-interest bearing receivable (the Note), issued by Starcapital or its subsidiaries payable in cash in three annual installments as follows: $3.0 million paid on December 31, 2012; $5.2 million to be paid on December 31, 2013, and $15.3 million to be paid on December 31, 2014. There is also potential upside in the event the financial results of the divested operations exceed 2014 expectations.
As part of the consideration for the divestment, we were also given 1) a call option to receive the shares in Starcapital sufficient to cover the outstanding balance on the deferred purchase price consideration, exercisable only upon a payment default by Starcapital 2) a call option to purchase up to 45% of the shares in Starcapital, exercisable in the event of a change of control of Starcapital prior to the third anniversary of completion of the divestment, and 3) cross pledges and guarantees from the shareholders of Starcapital and its subsidiaries for payment on the purchase price due to us. No value was attributed to the upside contingent consideration, the call options, or the cross pledges and guarantees in determining the total consideration for accounting purposes because the likelihood of realizing the upside consideration was not viewed as likely.
At the time of completion of the divestment, Starcapital was thinly capitalized, with the transaction fully financed by the Note. As a result, we determined that Starcapital is a variable interest entity (VIE) and that we hold a variable interest in Starcapital.
We further determined that while we have no ability to control the day-to-day operations of Starcapital, nor an obligation to absorb operating losses of Starcapital, we should be treated as the primary beneficiary of this VIE and are therefore required to consolidate its operations. This is based on a determination that Starcapital is thinly capitalized and has no equity at risk, leaving us as the primary beneficiary of the VIE as the aggregate value of the remaining balance due on the Note and other receivables due to us from Starcapital is $21.6 million. An infusion of sufficient equity by the owners of Starcapital, or a full repayment of the Note by Starcapital in some future period could result in a determination that we are no longer the primary beneficiary of Starcapital and therefore would not be required to consolidate its operations.
As of March 31, 2013, the net amount of capital at risk is equal to Velti's receivable from Starcapital, which is currently at $21.6 million.
The assets of Starcapital that have been consolidated in our balance sheet can only be used to settle the obligations of the VIE, and we have no control over the disposition of these assets. None of these assets are anticipated to become obligations of Velti. We are not obligated and do not intend to provide financial support to Starcapital.
The following are the assets and liabilities of Starcapital that have been consolidated in our balance sheet. A statement of operations is not provided because the results are not significant.

	As of March 31, 2013			As of December 31, 2012
	Consolidated	Starcapital	Velti	Consolidated	Starcapital	Velti
ASSETS
Current assets:
Cash and cash equivalents	$16,327	$2,070	$14,257	$36,571	$1,146	$35,425
Trade receivables, net	146,827	12,024	134,803	150,074	12,399	137,675
Accrued contract receivables, net	136,096	8,514	127,582	132,957	8,780	124,177
Consideration receivable from StarCapital - current	—	—	4,166	—	—	4,378
Prepayments	10,320	—	10,320	12,733	—	12,733
Other receivables and current assets	12,720	1,357	11,363	12,353	1,327	11,026
Total current assets	322,290	23,965	302,491	344,688	23,652	325,414
Property and equipment, net	12,004	204	11,800	13,073	210	12,863
Intangible assets, net	23,097	2,770	20,327	93,982	2,857	91,125
Consideration receivable from Starcapital - non current	—	—	17,425	—	—	16,187
Goodwill	—	—	—	70,498	—	70,498
Other assets	16,487	1,465	15,022	14,782	1,511	13,271
Total assets	$373,878	$28,404	$367,065	$537,023	$28,230	$529,358
LIABILITIES AND SHAREHOLDERS' EQUITY
Current liabilities:
Accounts payable	$38,235	$683	$37,552	$37,786	$704	$37,082
Accrued liabilities	88,184	484	87,700	97,374	452	96,922
Consideration payable to Velti - current	—	4,166	—	—	4,378	—
Deferred revenue and current portion of deferred government grant	9,028	705	8,323	12,626	727	11,899
Current portion of acquisition related liabilities	33,444	—	33,444	33,352	—	33,352
Current portion of long-term debt and short-term financings	47,810	—	47,810	851	—	851
Income tax liabilities	10,753	856	9,897	9,953	883	9,070
Total current liabilities	227,454	6,894	224,726	191,942	7,144	189,176
Long-term debt	—	—	—	27,342	—	27,342
Deferred government grant - non-current	—	—	—	1,297	—	1,297
Acquisition related liabilities - non-current	2,233	—	2,233	2,221	—	2,221
Consideration payable to Velti - non-current	—	17,425	—	—	16,187	—
Other non-current liabilities	14,651	4,628	10,023	21,703	4,772	16,931
Total liabilities	244,338	28,947	236,982	244,505	28,103	236,967
Total Velti shareholders' equity	130,095	12	130,083	292,394	3	292,391
Non-controlling interests and variable interest entities	(555)	(555)	—	124	124	—
Total equity	129,540	(543)	130,083	292,518	127	292,391
Total liabilities and shareholders' equity	$373,878	$28,404	$367,065	$537,023	$28,230	$529,358